Group cash flow statement - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2020	Jun. 30, 2019
Statement of cash flows [abstract]
Cash flows from consolidated operations	[1]	$ 8,643	$ 9,111
Dividends from equity accounted units		183	318
Cash flows from operations		8,826	9,429
Net interest paid		(258)	(250)
Dividends paid to holders of non-controlling interests in subsidiaries		(215)	(57)
Tax paid		(2,725)	(2,733)
Net cash generated from operating activities		5,628	6,389
Cash flows from investing activities
Purchases of property, plant and equipment and intangible assets		(2,693)	(2,391)
Disposals of subsidiaries, joint ventures, unincorporated joint operations and associates	[2]		46
Purchases of financial assets	[3]	(20)	(47)
Sale of financial assets	[3]	87	7
Sales of property, plant and equipment and intangible assets		28	17
Net funding of equity accounted units		(14)	(12)
Other investing cash flows	[4]	(333)	5
Net cash used in investing activities		(2,935)	(2,375)
Cash flows before financing activities		2,693	4,014
Cash flows from financing activities
Equity dividends paid to owners of Rio Tinto		(3,607)	(6,843)
Proceeds from additional borrowings		38	142
Repayment of borrowings and associated derivatives	[5]	(593)	(99)
Lease principal payments		(154)	(136)
Proceeds from issue of equity to non-controlling interests	[6]	79	43
Own shares purchased from owners of Rio Tinto		(208)	(988)
Net cash flows used in financing activities		(4,445)	(7,881)
Effects of exchange rates on cash and cash equivalents		(21)	(34)
Net decrease in cash and cash equivalents		(1,773)	(3,901)
Opening cash and cash equivalents less overdrafts		8,027	10,889
Closing cash and cash equivalents less overdrafts	[7]	$ 6,254	$ 6,988

[1]

(a) Cash flows from consolidated operations
Profit after tax for the period	3,451	2,931
Adjustments for:
– Taxation	1,828	2,255
– Finance items	650	298
– Share of profit after tax of equity accounted units	(198)	(208)
– Impairment charges of investments in equity accounted units after tax	119	—
– Impairment charges	1,015	2,349
– Depreciation and amortisation	2,092	2,096
– Provisions (including exchange differences on provisions)	336	338
Utilisation of provisions	(254)	(237)
Utilisation of provision for post-retirement benefits	(97)	(87)
Change in inventories	(289)	(23)
Change in trade and other receivables	508	52
Change in trade and other payables	(262)	(401)
Other items(h)	(256)	(252)
	8,643	9,111

[2]	Refer to Acquisitions and disposals note on page F-14.
[3]	During the six months to 30 June 2020, the Group received net income of US$84 million (30 June 2019 net purchase of US$29 million) from its sales and purchases of investments within a separately managed portfolio of fixed income instruments. Purchases and sales of these securities are reported on a net cash flow basis within ‘Sales of financial assets’ or 'Purchases of financial assets' depending on the overall net position at each reporting date.
[4]	During 2020, Energy Resources of Australia Ltd (ERA) deposited US$299 million into a trust fund controlled by the Government of Australia. ERA is entitled to reimbursement from the fund once specific phases of rehabilitation relating to the Ranger Project are completed. The fund is outside of the scope of IFRS 9 - 'Financial Instruments' and therefore classified as an "other receivable" within 'Trade and other receivables'. At 30 June 2020 the total amount held in the trust fund was US$364 million (31 December 2019: US$53 million).
[5]	On 11 May 2020, we repaid our €402 million (nominal value) Rio Tinto Finance plc Euro Bonds on their maturity. Our cross currency interest rate swaps, that were designated as being in fair value hedge relationship with the Euro bonds also matured. This realised mark to market losses of US$91 million. The cash outflow relating to the repayment of the bond and the realised loss on the derivatives have been recognised within 'Repayment of borrowings and associated derivatives' and totalled US$526 million.
[6]	During 2020 ERA issued and allotted additional share capital in order to raise funds for the rehabilitation of its mine site. Upon the issue of the new shares under the Entitlement Offer and Underwriting Agreement, our interest in ERA increased from 68.4% to 86.3%. We received net proceeds of US$30 million from the owners of non-controlling interests in ERA. This has been recorded in "Proceeds from issue of equity to non-controlling interests". Other share subscriptions during the period did not change the Group's ownership percentage.
[7]	Closing cash and cash equivalents less overdrafts for the purposes of the cash flow statement differs from cash and cash equivalents on the Group balance sheet as per the following reconciliation:

Closing cash and cash equivalents less overdrafts	30 June 2020	31 December 2019	30 June 2019
	US$m	US$m	US$m
Balance per Group balance sheet	6,269	8,027	6,861
Bank overdrafts repayable on demand (unsecured)	(15)	—	(3)
Cash and cash equivalents included in assets held for sale	—	—	130
Balance per Group cash flow statement	6,254	8,027	6,988